Related Party Transactions - Additional Information (Detail)					3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 20, 2026 $ / shares shares	Aug. 07, 2024 $ / shares shares	Nov. 01, 2023 $ / shares shares	Mar. 08, 2021	Sep. 30, 2023 USD ($)	Jun. 30, 2026 USD ($) Employee $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Employee $ / shares	Dec. 31, 2024 USD ($)	May 30, 2025 $ / shares	Mar. 31, 2024 $ / shares
Related Party Transaction [Line Items]
Maximum period for reimbursement of offering cost						60 days		60 days
Maximum offering cost rate						15.00%		15.00%
Number of employees | Employee						0		0
Units converted | shares	0	0
Sponsor Funding Agreement
Related Party Transaction [Line Items]
Net asset value per share	$ 10	$ 10									$ 10
Storage Auction Program
Related Party Transaction [Line Items]
Auction fees | $						$ 4,500	$ 4,000	$ 9,000	$ 10,000
Ownership percentage						50.00%		50.00%
Tenant Programs
Related Party Transaction [Line Items]
Threshold percentage to purchase triggering member ownership interest in joint venture at fair market value				95.00%
Tenant Programs | TRS subsidiary
Related Party Transaction [Line Items]
Percentage of ownership interest in joint venture				0.10%
Percentage of net revenue generated from tenant insurance to be received under terms of joint venture agreement				0.10%
Maximum
Related Party Transaction [Line Items]
Maximum offering cost rate						15.00%		15.00%
Series C Unit
Related Party Transaction [Line Items]
Conversion of units			$ 10
Class W Common Stock [Member]
Related Party Transaction [Line Items]
Percentage of offering cost without reimbursement						1.00%		1.00%
Net asset value per share	10	10
Class W Common Stock [Member] | Series C Unit
Related Party Transaction [Line Items]
Conversion of units			$ 10
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Net asset value per share	$ 10	$ 10
Units converted | shares	0	0	0
Class A Common Stock [Member] | Sponsor Funding Agreement
Related Party Transaction [Line Items]
Net asset value per share			$ 10
Class A Common Stock [Member] | Series C Unit
Related Party Transaction [Line Items]
Conversion of units			10
Class T Common Stock [Member]
Related Party Transaction [Line Items]
Net asset value per share	$ 10	$ 10
Class T Common Stock [Member] | Series C Unit
Related Party Transaction [Line Items]
Conversion of units			10
Class P Common Stock [Member]
Related Party Transaction [Line Items]
Net asset value per share	10	10
Class P Common Stock [Member] | Series C Unit
Related Party Transaction [Line Items]
Conversion of units			10
Class Z Common Stock [Member]
Related Party Transaction [Line Items]
Price per share			9.3
Net asset value per share	10	10
Class Z Common Stock [Member] | Series C Unit
Related Party Transaction [Line Items]
Conversion of units			10
Class Y Common Stock [Member]
Related Party Transaction [Line Items]
Price per share			$ 9.3
Net asset value per share	$ 10	$ 10
Class Y Common Stock [Member] | Sponsor Funding Agreement
Related Party Transaction [Line Items]
Percentage of upfront sales commission			3.00%
Percentage of upfront dealer manager fee			3.00%
Class Y Common Stock [Member] | Series C Unit
Related Party Transaction [Line Items]
Conversion of units			$ 10
Class Y Shares and Class Z Shares | Sponsor Funding Agreement
Related Party Transaction [Line Items]
Percentage of organization and offering expenses			1.00%
Price per share			$ 9.3			$ 10		$ 10		$ 10
Amended Property Management Agreement
Related Party Transaction [Line Items]
Percentage of fee of Property Manager						6.00%		6.00%
Property management agreement termination description						The property management agreements have a three-year term and automatically renew for successive three year periods thereafter, unless we or our Property Manager provide prior written notice at least 90 days prior to the expiration of the term. After the end of the initial three year term, either party may terminate a property management agreement generally upon 60 days’ prior written notice. With respect to each new property we acquire for which we enter into a property management agreement with our Property Manager we also pay our Property Manager a one-time start-up fee in the amount of $3,750.		The property management agreements have a three-year term and automatically renew for successive three year periods thereafter, unless we or our Property Manager provide prior written notice at least 90 days prior to the expiration of the term. After the end of the initial three year term, either party may terminate a property management agreement generally upon 60 days’ prior written notice. With respect to each new property we acquire for which we enter into a property management agreement with our Property Manager we also pay our Property Manager a one-time start-up fee in the amount of $3,750.
Term of property management agreement						3 years		3 years
Renewal term of property management agreement						3 years		3 years
Notice period for property management agreement by property manager						60 days		60 days
Period of prior written notice for termination of property management agreement						90 days		90 days
Property manager one-time start-up fees | $						$ 3,750		$ 3,750
Amended Property Management Agreement | Minimum
Related Party Transaction [Line Items]
Property Manager receives fee for services | $						3,000		3,000
Affiliate of Property Manager | Tenant Programs
Related Party Transaction [Line Items]
Percentage of ownership interest in joint venture				99.90%
Percentage of net revenue generated from tenant insurance to be received under terms of joint venture agreement				99.90%
Tenant insurance revenue | $						$ 700,000	$ 700,000	$ 1,400,000	$ 1,200,000
Former Transfer Agent
Related Party Transaction [Line Items]
Payment of transition fees | $					$ 150,000
Strategic Storage Advisor VI Limited Liability Company [Member]
Related Party Transaction [Line Items]
Maximum period for reimbursement of offering cost						60 days		60 days
Maximum offering cost rate						15.00%		15.00%
Number of employees | Employee						0		0
Gross proceeds from Public Offering, threshold percentage of expenses for reimbursement						15.00%		15.00%
Acquisition fees as percentage of contract purchase price						1.00%		1.00%
Monthly asset management fee						0.0625%		0.0625%
Monthly asset management fee one twelfth of less than zero point seven five percentage of asset value payable						one-twelfth of 0.75%		one-twelfth of 0.75%
Operating expenses reimbursement percentage of average investment in assets						2.00%		2.00%
Percentage of competitive commission rate						50.00%		50.00%
Operating expenses reimbursement percentage of net income						25.00%		25.00%
Operating expenses exceed limitation						12 months		12 months
Maximum days for disclosure fact						60 days		60 days
Strategic Storage Advisor VI Limited Liability Company [Member] | Maximum
Related Party Transaction [Line Items]
Maximum offering cost rate						15.00%		15.00%
Percentage of contract sales price of each property sold						1.00%		1.00%
Strategic Storage Advisor VI Limited Liability Company [Member] | Class W Common Stock [Member]
Related Party Transaction [Line Items]
Percentage of offering cost without reimbursement						1.00%		1.00%